Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–80.97%
Australia–2.84%
ANZ Group Holdings Ltd.	1,046	$18,456
BHP Group Ltd.	10,768	329,436
Commonwealth Bank of Australia	105	8,007
Fortescue Ltd.	6,838	132,156
Glencore PLC	7,732	40,910
Goodman Group	3,853	63,957
Rio Tinto Ltd.	1,174	101,020
Telstra Group Ltd.	3,598	9,489
Wesfarmers Ltd.	2,220	84,042
Woodside Energy Group Ltd.	4,414	92,324
Woolworths Group Ltd.	289	6,787
		886,584
Austria–0.05%
OMV AG	380	16,914
Belgium–0.13%
Anheuser-Busch InBev S.A./N.V.	663	41,012
Brazil–3.15%
Ambev S.A.	2,500	6,600
B3 S.A. - Brasil, Bolsa, Balcao	16,000	42,274
Banco Bradesco S.A., Preference Shares	5,700	17,660
Banco BTG Pactual S.A., Series CPO	2,100	15,268
Banco do Brasil S.A.	2,200	25,067
Banco Santander Brasil S.A., Series CPO	1,600	9,252
CCR S.A.	3,000	7,944
CPFL Energia S.A.	800	5,855
Gerdau S.A., Preference Shares	3,215	13,653
Itau Unibanco Holding S.A., Preference Shares	1,400	9,263
Itausa S.A., Preference Shares	4,065	8,205
Petroleo Brasileiro S.A., Preference Shares	63,100	515,177
Rumo S.A.	3,500	16,291
Suzano S.A.	1,800	18,754
Telefonica Brasil S.A.	900	9,330
Vale S.A.	16,800	229,769
WEG S.A.	2,700	17,624
XP, Inc., BDR	689	16,889
		984,875
Chile–0.16%
Banco de Chile	162,210	18,156
Banco Santander Chile	178,521	8,248
Cencosud S.A.	5,763	10,021
Enel Americas S.A.	75,163	7,617
Falabella S.A.(a)	2,832	6,722
		50,764
China–8.66%
Agricultural Bank of China Ltd., H Shares	104,000	40,268
Shares		Value
China–(continued)
Alibaba Group Holding Ltd.	45,000	$403,604
Aluminum Corp. of China Ltd., H Shares	14,000	6,823
ANTA Sports Products Ltd.	6,200	52,331
Baidu, Inc., A Shares(a)	8,200	106,167
Bank of China Ltd., H Shares	250,000	93,817
Bank of Communications Co. Ltd., H Shares	61,000	36,088
Beijing Enterprises Holdings Ltd.	2,500	9,048
BYD Co. Ltd., H Shares	7,000	156,731
BYD Electronic International Co. Ltd.	3,500	11,990
China CITIC Bank Corp. Ltd., H Shares	33,000	16,355
China Coal Energy Co. Ltd., H Shares	7,000	7,687
China Construction Bank Corp., H Shares	347,000	206,071
China Galaxy Securities Co. Ltd., H Shares	10,000	4,900
China Life Insurance Co. Ltd., H Shares	8,000	9,223
China Literature Ltd.(a)(b)	1,600	4,654
China Longyuan Power Group Corp. Ltd., H Shares	12,000	7,238
China Merchants Bank Co. Ltd., H Shares	12,500	45,567
China Minsheng Banking Corp. Ltd., H Shares	27,500	9,146
China Overseas Land & Investment Ltd.	3,000	4,538
China Petroleum & Chemical Corp., H Shares	70,000	36,414
China Resources Mixc Lifestyle Services Ltd.(b)	3,400	9,819
China Resources Power Holdings Co. Ltd.	4,000	8,092
China Shenhua Energy Co. Ltd., H Shares	8,000	30,349
China Taiping Insurance Holdings Co. Ltd.	6,800	5,645
China Tower Corp. Ltd., H Shares(b)	218,000	24,251
China Vanke Co. Ltd., H Shares	5,300	4,170
CITIC Ltd.	17,000	16,408
CMOC Group Ltd., H Shares	27,000	14,789
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,000	10,506
CSPC Pharmaceutical Group Ltd.	64,640	47,555
ENN Energy Holdings Ltd.	4,000	29,775
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,200	5,425
Geely Automobile Holdings Ltd.	5,000	4,739
Great Wall Motor Co. Ltd., H Shares	9,500	9,354
Haidilao International Holding Ltd.(b)	3,000	4,727
Hengan International Group Co. Ltd.	2,000	6,193
Huatai Securities Co. Ltd., H Shares(b)	6,400	7,550
Industrial & Commercial Bank of China Ltd., H Shares	274,000	133,474
JD Health International, Inc.(a)(b)	3,400	11,219
JD Logistics, Inc.(a)(b)	6,200	5,414
JD.com, Inc., A Shares	7,966	89,826
Kanzhun Ltd., ADR	668	9,292
KE Holdings, Inc., ADR	4,440	62,915
Kingsoft Corp. Ltd.	4,200	10,218
Kuaishou Technology(a)(b)	1,100	5,544
Kunlun Energy Co. Ltd.	20,000	17,918
Lenovo Group Ltd.	12,000	12,565
Li Auto, Inc., A Shares(a)	3,800	52,527
NetEase, Inc.	6,800	132,179
New China Life Insurance Co. Ltd., H Shares	2,900	5,175

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
New Oriental Education & Technology Group, Inc.(a)	8,000	$61,746
Nongfu Spring Co. Ltd., H Shares(b)	5,400	29,307
NXP Semiconductors N.V.	536	112,865
PDD Holdings, Inc., ADR(a)	587	74,473
PetroChina Co. Ltd., H Shares	88,000	63,656
Ping An Insurance (Group) Co. of China Ltd., H Shares	24,500	102,987
Prosus N.V.(a)	510	15,084
Shenzhou International Group Holdings Ltd.	1,900	16,920
Sino Biopharmaceutical Ltd.	115,000	41,496
SITC International Holdings Co. Ltd.	5,000	7,587
Sunny Optical Technology Group Co. Ltd.	2,000	12,293
Vipshop Holdings Ltd., ADR(a)	1,608	25,551
WuXi AppTec Co. Ltd., H Shares(b)	900	6,227
XPeng, Inc.(a)	2,100	8,746
Yankuang Energy Group Co. Ltd., H Shares	6,000	12,327
Yum China Holdings, Inc.	1,608	55,621
ZTO Express (Cayman), Inc., ADR	241	3,943
		2,707,102
Colombia–0.07%
Bancolombia S.A., Preference Shares	2,941	23,172
Czech Republic–0.04%
Komercni banka A.S.	371	12,172
Denmark–2.96%
A.P. Moller - Maersk A/S, Class B	26	47,939
Danske Bank A/S	970	26,046
DSV A/S	77	13,776
Novo Nordisk A/S, Class B	7,323	837,051
		924,812
Finland–0.10%
Mandatum OYJ(a)	131	591
Nokia OYJ	3,649	13,192
Nordea Bank Abp	1,454	17,919
		31,702
France–5.53%
Air Liquide S.A.	1,148	214,829
AXA S.A.	791	26,550
BNP Paribas S.A.	459	30,837
Carrefour S.A.	791	13,504
Cie de Saint-Gobain S.A.	383	27,081
Credit Agricole S.A.	3,445	49,349
Danone S.A.	1,582	105,399
ENGIE S.A.	7,196	114,938
EssilorLuxottica S.A.	51	9,995
Hermes International S.C.A.	6	12,658
Kering S.A.	77	31,630
Legrand S.A.	102	9,885
L’Oreal S.A.	587	280,911
LVMH Moet Hennessy Louis Vuitton SE	51	42,435
Orange S.A.	4,567	54,310
Safran S.A.	1,046	195,297
Societe Generale S.A.	817	21,001
Thales S.A.	255	37,295
TotalEnergies SE	6,430	417,150
Shares		Value
France–(continued)
Vinci S.A.	281	$35,497
		1,730,551
Germany–5.51%
adidas AG	561	105,910
Allianz SE	714	190,764
BASF SE	459	21,942
Bayer AG	970	30,183
Bayerische Motoren Werke AG	714	74,294
Beiersdorf AG	204	29,853
Daimler Truck Holding AG	893	31,913
Deutsche Bank AG	3,113	40,213
Deutsche Post AG	689	32,999
Deutsche Telekom AG	1,505	36,944
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	51	4,330
E.ON SE	5,282	71,462
Fresenius Medical Care AG	230	8,889
Fresenius SE & Co. KGaA	638	17,911
Hannover Rueck SE	204	48,902
Mercedes-Benz Group AG	561	37,875
Merck KGaA	77	12,634
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	459	195,405
RWE AG	204	7,533
SAP SE	3,496	605,670
Siemens AG	306	54,781
Volkswagen AG, Preference Shares	485	62,378
		1,722,785
Hong Kong–0.54%
AIA Group Ltd.	7,400	58,034
CK Asset Holdings Ltd.	1,500	6,768
CK Hutchison Holdings Ltd.	8,000	41,319
CK Infrastructure Holdings Ltd.	1,500	8,908
CLP Holdings Ltd.	3,500	27,837
Jardine Matheson Holdings Ltd.	400	16,062
Sun Hung Kai Properties Ltd.	1,000	9,333
		168,261
Hungary–0.08%
OTP Bank Nyrt.	510	23,631
Indonesia–0.61%
PT Adaro Energy Indonesia Tbk	96,700	14,662
PT Astra International Tbk	73,700	23,882
PT Bank Central Asia Tbk	127,600	77,201
PT Bank Mandiri (Persero) Tbk	19,900	8,378
PT Bank Rakyat Indonesia (Persero) Tbk	23,800	8,574
PT Telkom Indonesia (Persero) Tbk	172,900	43,368
PT United Tractors Tbk	10,000	14,526
		190,591
Israel–0.09%
Check Point Software Technologies Ltd.(a)	179	28,449
Italy–2.16%
Assicurazioni Generali S.p.A.	2,415	53,871
Enel S.p.A.	18,729	127,795
Eni S.p.A.	7,298	116,340
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Italy–(continued)
Ferrari N.V.	332	$115,781
Intesa Sanpaolo S.p.A.	6,430	19,813
UniCredit S.p.A.	8,242	241,425
		675,025
Japan–14.14%
AEON Co. Ltd.	1,000	23,897
Asahi Group Holdings Ltd.	600	22,301
Astellas Pharma, Inc.	2,600	30,270
Bridgestone Corp.	900	38,999
Canon, Inc.	2,100	57,849
Central Japan Railway Co.	1,000	24,993
Chugai Pharmaceutical Co. Ltd.	1,500	53,955
Dai-ichi Life Holdings, Inc.	1,000	21,933
Daiwa House Industry Co. Ltd.	1,100	34,014
Denso Corp.	3,200	50,266
East Japan Railway Co.	300	17,158
Eisai Co. Ltd.	200	9,418
FANUC Corp.	200	5,532
Fast Retailing Co. Ltd.	200	53,395
FUJIFILM Holdings Corp.	700	44,369
Fujitsu Ltd.	100	13,841
Hitachi Ltd.	2,400	188,521
Honda Motor Co. Ltd.	16,300	182,202
Hoya Corp.	500	63,515
ITOCHU Corp.	3,000	136,152
Japan Post Bank Co. Ltd.	2,200	22,880
Japan Post Holdings Co. Ltd.	2,800	26,804
Japan Tobacco, Inc.	2,300	60,622
Kao Corp.	600	23,741
KDDI Corp.	1,200	39,762
Keyence Corp.	100	44,740
Kirin Holdings Co. Ltd.	800	11,499
Komatsu Ltd.	1,300	36,985
Kyocera Corp.	1,800	26,352
LY Corp.	3,300	10,266
Mitsubishi Corp.	19,600	337,805
Mitsubishi Electric Corp.	2,800	41,553
Mitsubishi Estate Co. Ltd.	2,400	33,254
Mitsubishi UFJ Financial Group, Inc.	27,600	258,517
Mitsui & Co. Ltd.	6,000	243,343
Mitsui Fudosan Co. Ltd.	2,000	50,208
Mizuho Financial Group, Inc.	4,870	88,447
MS&AD Insurance Group Holdings, Inc.	700	28,906
Murata Manufacturing Co. Ltd.	1,600	32,307
Nintendo Co. Ltd.	1,300	72,632
Nippon Telegraph & Telephone Corp.	57,400	72,080
Nissan Motor Co. Ltd.	6,000	23,555
Olympus Corp.	400	5,921
Oriental Land Co. Ltd.	800	29,712
ORIX Corp.	1,800	34,757
Otsuka Holdings Co. Ltd.	700	27,516
Panasonic Holdings Corp.	5,300	49,920
Recruit Holdings Co. Ltd.	3,300	130,346
Renesas Electronics Corp.(a)	3,000	49,223
SECOM Co. Ltd.	400	29,032
Sekisui House Ltd.	700	15,802
Seven & i Holdings Co. Ltd.	400	15,798
Shares		Value
Japan–(continued)
Shimano, Inc.	100	$14,358
Shin-Etsu Chemical Co. Ltd.	1,600	62,979
Shionogi & Co. Ltd.	600	28,798
SMC Corp.	100	55,664
SoftBank Corp.	2,300	30,557
SoftBank Group Corp.	800	34,536
Sompo Holdings, Inc.	500	25,926
Sony Group Corp.	900	88,261
Sumitomo Corp.	3,000	68,994
Sumitomo Mitsui Financial Group, Inc.	2,500	130,033
Suzuki Motor Corp.	400	17,967
Takeda Pharmaceutical Co. Ltd.	2,338	68,715
Terumo Corp.	400	13,541
Tokio Marine Holdings, Inc.	2,500	65,919
Tokyo Electron Ltd.	800	148,458
Toyota Industries Corp.	400	33,832
Toyota Motor Corp.	23,900	477,231
Unicharm Corp.	200	6,882
		4,419,516
Luxembourg–0.12%
ArcelorMittal S.A.	1,352	37,234
Malaysia–0.27%
CIMB Group Holdings Bhd.	6,400	8,430
Genting Bhd.	9,700	9,663
IHH Healthcare Bhd.	7,800	10,063
Malayan Banking Bhd.	3,100	6,064
Petronas Chemicals Group Bhd.	10,300	14,722
Public Bank Bhd.	36,800	34,114
		83,056
Mexico–0.83%
America Movil S.A.B. de C.V., Class B(a)	74,300	67,128
Arca Continental S.A.B. de C.V.	900	10,226
CEMEX S.A.B. de C.V., Series CPO(a)	10,100	8,391
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	700	9,494
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	790	12,299
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	180	5,247
Grupo Elektra S.A.B. de C.V.	690	46,238
Grupo Financiero Banorte S.A.B. de C.V., Class O	800	8,137
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	3,600	10,636
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,400	5,472
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,673	77,148
		260,416
Netherlands–3.54%
ASML Holding N.V.	179	155,298
EXOR N.V.	383	37,056
Heineken Holding N.V.	77	6,461
ING Groep N.V.	2,143	30,449
Koninklijke Ahold Delhaize N.V.	919	25,845
Koninklijke Philips N.V.(a)	2,220	46,966
Shell PLC	20,413	632,850
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Netherlands–(continued)
Universal Music Group N.V.	2,679	$78,971
Wolters Kluwer N.V.	638	94,052
		1,107,948
Peru–0.02%
Credicorp Ltd.	51	7,570
Philippines–0.14%
Ayala Corp.	820	9,880
International Container Terminal Services, Inc.	2,680	11,589
Manila Electric Co.	790	5,083
SM Prime Holdings, Inc.	27,600	16,789
		43,341
Poland–0.24%
Bank Polska Kasa Opieki S.A.	816	31,388
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,537	44,878
		76,266
Russia–0.00%
Sberbank of Russia PJSC(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(a)(c)	9,716,000	0
		0
Singapore–0.30%
Oversea-Chinese Banking Corp. Ltd.	6,500	62,175
Singapore Telecommunications Ltd.	3,300	5,889
STMicroelectronics N.V.	281	12,338
United Overseas Bank Ltd.	700	14,755
		95,157
South Africa–1.10%
Absa Group Ltd.	2,501	21,837
Anglo American PLC	1,148	27,366
Bid Corp. Ltd.	255	6,172
Capitec Bank Holdings Ltd.	357	38,023
FirstRand Ltd.	14,213	51,475
Gold Fields Ltd.	2,220	32,757
Impala Platinum Holdings Ltd.	2,807	10,896
MTN Group Ltd.	2,220	11,292
Nedbank Group Ltd.	709	8,232
Sanlam Ltd.	6,277	23,958
Sasol Ltd.	1,024	8,894
Shoprite Holdings Ltd.	5,716	82,839
Sibanye Stillwater Ltd.	5,767	6,950
Standard Bank Group Ltd.	1,327	14,127
		344,818
South Korea–2.83%
Hyundai Mobis Co. Ltd.	77	12,070
Hyundai Motor Co.	102	14,836
KB Financial Group, Inc.	153	6,493
Kia Corp.(a)	1,327	101,928
NAVER Corp.(a)	26	3,877
POSCO Holdings, Inc.	77	24,431
Samsung C&T Corp.	128	13,223
Samsung Electronics Co. Ltd.	8,574	465,884
Samsung SDI Co. Ltd.	255	70,769
Shares		Value
South Korea–(continued)
SK hynix, Inc.	1,710	$171,240
		884,751
Spain–2.26%
Aena SME S.A.(b)	51	9,022
Banco Bilbao Vizcaya Argentaria S.A.	15,387	144,014
Banco Santander S.A.	13,014	52,304
CaixaBank S.A.	1,403	5,982
Endesa S.A.	714	14,146
Iberdrola S.A.	4,261	51,306
Industria de Diseno Textil S.A.	8,931	381,866
Repsol S.A.	1,812	26,760
Telefonica S.A.	5,180	21,077
		706,477
Sweden–1.66%
Assa Abloy AB, Class B	332	9,105
Atlas Copco AB, Class A	10,666	170,223
Epiroc AB, Class A	1,403	24,789
H & M Hennes & Mauritz AB, Class B	1,557	21,967
Investor AB, Class B	3,955	93,120
Skandinaviska Enskilda Banken AB, Class A	3,241	46,029
Svenska Handelsbanken AB, Class A	612	6,598
Telefonaktiebolaget LM Ericsson, Class B	2,832	15,699
Volvo AB, Class B	5,537	132,696
		520,226
Switzerland–4.62%
ABB Ltd.	332	14,048
Alcon, Inc.	79	5,947
Cie Financiere Richemont S.A.	102	15,151
Geberit AG	11	6,332
Kuehne + Nagel International AG, Class R	204	69,131
Nestle S.A.	842	95,946
Novartis AG	7,706	796,906
Partners Group Holding AG	77	103,886
Swatch Group AG (The), BR	26	6,104
Swisscom AG	25	14,957
UBS Group AG(a)	10,513	314,681
		1,443,089
Taiwan–5.31%
ASE Technology Holding Co. Ltd., ADR	5,219	48,485
Catcher Technology Co. Ltd.	3,000	18,641
Chailease Holding Co. Ltd.	2,218	12,278
Chang Hwa Commercial Bank Ltd.	11,000	6,141
Cheng Shin Rubber Industry Co. Ltd.	6,000	8,700
Chunghwa Telecom Co. Ltd., ADR	740	27,809
CTBC Financial Holding Co. Ltd.	7,000	6,350
Delta Electronics, Inc.	7,000	62,640
Evergreen Marine Corp. Taiwan Ltd.	4,800	23,024
Far EasTone Telecommunications Co. Ltd.	3,000	7,700
First Financial Holding Co. Ltd.	32,000	27,156
Formosa Plastics Corp.	11,000	25,279
Fubon Financial Holding Co. Ltd.	2,150	4,419
Globalwafers Co. Ltd.	1,000	18,475
Hon Hai Precision Industry Co. Ltd.	18,000	58,882
Hotai Motor Co. Ltd.	20	405
Hua Nan Financial Holdings Co. Ltd.	16,000	11,022
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Taiwan–(continued)
MediaTek, Inc.	5,000	$154,288
Mega Financial Holding Co. Ltd.	25,000	30,031
Nan Ya Plastics Corp.	14,000	27,132
Nan Ya Printed Circuit Board Corp.	1,000	7,219
Novatek Microelectronics Corp.	2,000	32,579
Pegatron Corp.	3,000	7,909
Powerchip Semiconductor Manufacturing Corp.	8,000	6,879
Quanta Computer, Inc.	6,000	47,442
Realtek Semiconductor Corp.	1,000	14,965
Taiwan Cooperative Financial Holding Co. Ltd.	32,000	25,962
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,094	801,338
Unimicron Technology Corp.	5,000	28,051
Uni-President Enterprises Corp.	5,000	11,554
United Microelectronics Corp., ADR	4,899	37,771
Wan Hai Lines Ltd.	5,000	7,807
Yageo Corp.	1,000	17,589
Yang Ming Marine Transport Corp.	4,000	6,099
Yuanta Financial Holding Co. Ltd.	32,274	27,823
		1,659,844
Turkey–0.38%
Ford Otomotiv Sanayi A.S.	459	13,332
KOC Holding A.S.	5,129	27,089
Turk Hava Yollari AO(a)	8,650	77,538
		117,959
United Kingdom–6.13%
Aviva PLC	2,603	14,209
BAE Systems PLC	13,932	207,538
Barclays PLC	16,586	30,822
BP PLC	12,274	71,685
British American Tobacco PLC(d)	2,424	71,468
BT Group PLC	3,853	5,459
Coca-Cola Europacific Partners PLC	663	45,681
Compass Group PLC	3,930	108,247
Diageo PLC	587	21,201
Haleon PLC	14,366	58,351
HSBC Holdings PLC	54,351	424,356
Imperial Brands PLC	408	9,794
Legal & General Group PLC	1,837	5,909
Lloyds Banking Group PLC	37,739	20,230
London Stock Exchange Group PLC	1,199	135,624
National Grid PLC	2,348	31,273
NatWest Group PLC	5,639	15,914
Reckitt Benckiser Group PLC	1,914	138,384
RELX PLC	7,145	294,903
Standard Chartered PLC	1,888	14,269
Tesco PLC	31,258	113,267
Unilever PLC	766	37,274
Vodafone Group PLC	46,568	39,589
		1,915,447
United States–4.40%
ARM Holdings PLC, ADR(a)	281	19,858
Atlassian Corp., Class A(a)	587	146,615
Experian PLC	230	9,573
Ferguson PLC	638	119,297
Shares		Value
United States–(continued)
Ferrovial SE	1,199	$45,724
GSK PLC	2,450	48,456
Holcim AG(a)	306	23,372
JBS S.A.	4,100	19,389
Roche Holding AG	638	181,649
Sanofi S.A.	3,725	373,042
Spotify Technology S.A.(a)	587	126,411
Stellantis N.V.	7,476	164,671
Swiss Re AG	842	96,409
		1,374,466
Vietnam–0.00%
Vietnam Dairy Products JSC	2	6
Total Common Stocks & Other Equity Interests (Cost $22,056,788)		25,315,989
Principal Amount
U.S. Treasury Securities–9.16%
U.S. Treasury Bills–9.16%
4.66 - 4.69%, 02/22/2024(e)	$1,506,033	1,506,033
5.14%, 07/25/2024(e)	1,356,141	1,356,231
Total U.S. Treasury Securities (Cost $2,862,174)		2,862,264
Event-Linked Bonds–0.15%
Multinational–0.15%
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(b)(c)(f) (Cost $81,903)	81,903	45,444
Shares
Preferred Stocks–0.05%
Multinational–0.05%
Harambee Re Ltd., Pfd.(c)	8	1,381
Mt. Logan Re Ltd., Pfd.(c)	50	9,182
Thopas Re Ltd., Pfd.(c)	5	2,640
Viribus Re Ltd., Pfd.(c)	33,312	3,360
Total Preferred Stocks (Cost $85,244)		16,563
Money Market Funds–5.45%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(g)(h)	596,413	596,413
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(g)(h)	425,940	426,195
Invesco Treasury Portfolio, Institutional Class, 5.22%(g)(h)	681,615	681,615
Total Money Market Funds (Cost $1,704,080)		1,704,223
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-95.78% (Cost $26,790,189)		29,944,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Government Fund, 5.29%(g)(h)(i)	16,438	16,438
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.52%(g)(h)(i)	40,572	$40,600
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,038)		57,038
TOTAL INVESTMENTS IN SECURITIES—95.96% (Cost $26,847,227)		30,001,521
OTHER ASSETS LESS LIABILITIES–4.04%		1,263,833
NET ASSETS–100.00%		$31,265,354
Investment Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
BR	– Bearer Shares
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $172,933, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2024.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Zero coupon bond issued at a discount.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,066,143	$942,654	$(1,412,384)	$-	$-	$596,413	$10,498
Invesco Liquid Assets Portfolio, Institutional Class	761,496	673,324	(1,008,847)	23	199	426,195	7,760
Invesco Treasury Portfolio, Institutional Class	1,218,450	1,077,319	(1,614,154)	-	-	681,615	11,986
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,672	(234)	-	-	16,438	21*
Invesco Private Prime Fund	-	40,600	-	-	-	40,600	55*
Total	$3,046,089	$2,750,569	$(4,035,619)	$23	$199	$1,761,261	$30,320

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
MSCI EAFE Index	Call	02/16/2024	45	USD	2,300.00	USD	10,350,000	$(15,075)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	32	March-2024	$2,389,280	$(5,665)	$(5,665)
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P/TSX 60 Index	13	March-2024	$2,457,570	$76,081	$76,081
Total Futures Contracts				$70,416	$70,416

(a)	Futures contracts collateralized by $953,895 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.350%	Monthly	1,205	February—2024	USD	2,527,343	$—	$37,620	$37,620
Equity Risk
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	572	May—2024	USD	1,097,903	—	(1,161)	(1,161)
Total — Total Return Swap Agreements									$—	$36,459	$36,459

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$886,584	$—	$886,584
Austria	—	16,914	—	16,914
Belgium	—	41,012	—	41,012
Brazil	984,875	—	—	984,875
Chile	—	50,764	—	50,764
China	344,660	2,362,442	—	2,707,102
Colombia	23,172	—	—	23,172
Czech Republic	—	12,172	—	12,172
Denmark	—	924,812	—	924,812
Finland	—	31,702	—	31,702
France	—	1,730,551	—	1,730,551
Germany	—	1,722,785	—	1,722,785
Hong Kong	—	168,261	—	168,261
Hungary	—	23,631	—	23,631
Indonesia	—	190,591	—	190,591
Israel	28,449	—	—	28,449
Italy	—	675,025	—	675,025
Japan	—	4,419,516	—	4,419,516
Luxembourg	—	37,234	—	37,234
Malaysia	—	83,056	—	83,056
Mexico	260,416	—	—	260,416
Multinational	—	—	62,007	62,007
Netherlands	—	1,107,948	—	1,107,948
Peru	7,570	—	—	7,570
Philippines	—	43,341	—	43,341
Poland	—	76,266	—	76,266
Russia	—	—	—	—
Singapore	—	95,157	—	95,157
South Africa	—	344,818	—	344,818
South Korea	—	884,751	—	884,751
Spain	—	706,477	—	706,477
Sweden	—	520,226	—	520,226
Switzerland	—	1,443,089	—	1,443,089
Taiwan	915,403	744,441	—	1,659,844
Turkey	—	117,959	—	117,959
United Kingdom	45,681	1,869,766	—	1,915,447
United States	312,273	3,924,457	—	4,236,730
Vietnam	—	6	—	6
Money Market Funds	1,704,223	57,038	—	1,761,261
Total Investments in Securities	4,626,722	25,312,792	62,007	30,001,521
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$76,081	$—	$—	$76,081
Swap Agreements	—	37,620	—	37,620
	76,081	37,620	—	113,701
Other Investments - Liabilities*
Futures Contracts	(5,665)	—	—	(5,665)
Options Written	(15,075)	—	—	(15,075)
Swap Agreements	—	(1,161)	—	(1,161)
	(20,740)	(1,161)	—	(21,901)
Total Other Investments	55,341	36,459	—	91,800
Total Investments	$4,682,063	$25,349,251	$62,007	$30,093,321

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Advantage International Fund